INVESTMENT IN SILVERBACK (Tables)	7 Months Ended
Dec. 31, 2020
Investment property [Abstract]
Disclosure of detailed information about transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [Table Text Block]
	As at
	December 31,	May 31,
	2020	2020
Opening balance	$1,516,672	$1,680,288
Income in Silverback for the period	152,179	75,069
Distribution	—	(238,685)
Ending balance	$1,668,851	$1,516,672

Disclosure of detailed information about associates [Table Text Block]
	Seven months	Twelve months
	ended	ended
	December 31,	May 31,
	2020	2020
Current assets	$1,983,260	$363,522
Non-current assets	1,635,599	2,349,324
Total assets	3,618,859	2,712,845
Total liabilities	(183,692)	(155,817)
Revenue from stream interest	1,649,612	1,650,490
Depletion	(588,391)	(1,065,514)
Net income and comprehensive income for the period	$1,014,554	$500,460